Borrowings - Schedule of Remaining Maturities of the Borrowings (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Maturities
Total	RM 55,316,394	$ 13,131,488	RM 35,039,857
Within 1 year [Member]
Maturities
Total	37,052,578	8,795,864	32,940,381
1 - 5 years [Member]
Maturities
Total	6,457,619	1,532,966	930,524
More than 5 years [Member]
Maturities
Total	RM 11,806,197	$ 2,802,658	RM 1,168,952